October 17, 2006 BY EDGAR Mr. John M. Ganley Senior Counsel Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Mayer, Brown, Rowe & Maw LLP

71 South Wacker Drive

Chicago, Illinois 60606-4637

Main Tel (312) 782-0600
Main Fax (312) 701-7711

www.mayerbrownrowe.com

Lawrence R. Hamilton

Direct Tel (312) 701-7055

Direct Fax (312) 706-8333

lhamilton@mayerbrownrowe.com

Re:	Duff & Phelps Utility and Corporate Bond Trust Inc.
File Nos. 333-136962 and 811-07358

Dear Mr. Ganley:

On behalf of the above-captioned registrant (the “Fund”), enclosed for your information and review is a copy of the Registration Statement on Form N-2 under the Securities Act of 1933 (File No. 333-136962), and Amendment No. 5 under the Investment Company Act of 1940 (File No. 811-07358) (the “Amended Registration Statement”), including exhibits, which was filed in electronic format today with the Securities and Exchange Commission (the “Commission”). The Amended Registration Statement reflects the comments of the staff of the Commission (the “Staff”) set forth in a letter from Christian T. Sandoe dated September 25, 2006.

This letter is submitted supplementally to respond on a point-by point basis to the Staff’s comments. Each of the Staff’s comments is set forth below (with page references unchanged) and is followed by the Fund’s response (with page references to the Amended Registration Statement).

COMMISSION COMMENTS FOLLOWED BY COMPANY RESPONSES

PROSPECTUS

Portfolio Contents — Cover Page

1.	The last sentence states that in normal market conditions, at least 80% of the Fund’s total assets must be invested, in the aggregate, in utility income securities and corporate income securities (including corporate mortgage-backed securities) consisting of bonds, debentures or other debt securities. As the Fund’s name includes the term “bond,” please revise this sentence to reflect that the Fund will invest at least 80% of its total assets in bonds rather than bonds, debentures and other debt securities. See Investment Company Act Release No. 24828 (January 17, 2001).

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Mayer, Brown, Rowe & Maw LLP operates in combination with our associated English limited liability partnership in the offices listed above.

Mr. John M. Ganley

Securities and Exchange Commission

October 17, 2006

Response:

The term “bond” has at least two meanings: a broader and a narrower meaning. The broader meaning of “bond” refers to all fixed-income securities that are debt and not equity. There is also a narrower meaning of “bond” that refers to a particular subcategory of fixed-income securities, namely, long-term, collateralized debt securities. The first definition of “bond” in Black’s Law Dictionary (6th ed. 1990) reflects the broader meaning of the term: “A certificate or evidence of a debt on which the issuing company or governmental body promises to pay the bondholders a specified amount of interest for a specified length of time, and to repay the loan on the expiration date.” The second definition of “bond” in Black’s Law Dictionary reflects the narrower meaning of the term: “A long-term debt instrument that promises to pay the lender a series of periodic interest payments in addition to returning the principal at maturity. . . . Commonly, bonds are secured by a mortgage.” As discussed below, the Fund believes this narrower definition of “bond” to be historically dated and no longer reflective of market usage. The entry in Black’s Law Dictionary seems to recognize this when it goes on to restate the broader meaning of the term when it states: “The word ‘bond’ is sometimes used more broadly to refer also to unsecured debt instruments, i.e., debentures.” Moreover, Black’s Law Dictionary makes clear that the fundamental characteristic of bonds is their distinction from equity: “In every case a bond represents debt – its holder is a creditor of the corporation and not a part owner as is the shareholder.”

The relevant question for purposes of disclosure is what investors in the U.S. mutual fund market understand the term “bond” to mean. The Fund believes that investors in U.S. mutual funds understand the term “bond” in the broader sense – as referring to all fixed-income securities that are debt and not equity – rather than limiting it to the narrower subcategory of long-term secured debt obligations. The leading treatise by Frank J. Fabozzi, The Handbook of Fixed Income Securities, uses the term “bond” in the broader sense – describing the U.S. Bond Market as composed of U.S. Treasury Securities, U.S. Agencies Securities, Corporate Bonds, Municipal Securities, Mortgages and Pass-throughs. Similarly, the preferred stock guidelines established by Standard & Poor’s and Moody’s in connection with their respective ratings of the Auction Market Preferred Shares (filed as Exhibits k.8 and k.9 to the Amended Registration Statement) also use the term “bond” in this broader sense.

In light of the foregoing, and in order to make clear that the Fund is in compliance with Rule 35d-1 regarding investment company names, the sentence referenced in the staff’s comment on the cover page of the prospectus has been revised to read as follows in the Amended Registration Statement: “In normal market conditions, at least 80% of the Fund’s total assets must be invested, in the aggregate, in Utility and Corporate Bonds, and at least 25% of the Fund’s total assets must be invested in Utility Income Securities. ‘Utility and Corporate Bonds’ are debt securities (but not preferred stocks) that are either Utility Income Securities or Corporate Income Securities (including Corporate Mortgage-Backed Securities).”

Mr. John M. Ganley

Securities and Exchange Commission

October 17, 2006

Inside Cover Page

2.	The last sentence of the penultimate paragraph states that shareholders may request a free copy of the Statement of Additional Information (“SAI”), the Fund’s annual and semi-annual reports and other information about the Fund, or make other inquiries, by calling the Fund collect, by writing to the Fund, by visiting the Fund’s website, or by visiting the web site of the Securities and Exchange Commission. This sentence suggests that shareholders may request a free copy of the Fund’s SAI and annual and semi-annual reports by visiting the Commission’s website. Please clarify that, while certain filings made by the Fund may be viewed through the Commission’s EDGAR database, shareholders should direct their requests for copies of the Fund’s SAI and annual and semi-annual reports to the Fund or its agents.

Response:

As requested, we have revised this sentence by splitting it into two sentences. The first sentence now states that investors may request a free copy of the Statement of Additional Information, the Fund’s annual and semi-annual reports and other information about the Fund by calling the Fund collect, by writing to the Fund or by visiting the Fund’s website. The second sentence now states that investors may view certain filings made by the Fund, including the Statement of Additional Information and the Fund’s annual and semi-annual reports, through the EDGAR database maintained by the Commission at the Commission’s website.

Prospectus Summary – The Offering (Page 1)

3.	The second sentence states that the Fund will utilize $143 million of the net proceeds of the offering to retire all of its currently outstanding CP Notes and will use the “remaining net proceeds” to increase the Fund’s total leverage. As described in the Use of Proceeds section on page 26, please clarify in this section that the “remaining net proceeds” will be invested in securities that meet the Fund’s investment objective and policies.

Response:

As requested, we have added disclosure to this paragraph to clarify that the remaining net proceeds will be invested in accordance with the Fund’s investment objective and policies, similar to the disclosure in the “Use of Proceeds” section.

Prospectus Summary – Utilities Industry Risk (Page 11)

4.

The caption heading and first sentence of the first paragraph identify utilities as an industry while the second sentence identifies utilities as a sector. Disclosure elsewhere in the prospectus and SAI also appear to use the terms industry and sector interchangeably

Mr. John M. Ganley

Securities and Exchange Commission

October 17, 2006

as they relate to utilities. Please consistently identify utilities as either an industry or a sector throughout the prospectus and SAI.

Response:

As requested, we have revised all references to the utilities “sector” throughout the document to refer to the utilities “industry.” On page 28 of the prospectus, we have retained references to “sectors” of the fixed income securities market because those sectors relate to different types of fixed-income securities, rather than to different industries.

Use of Proceeds (Page 26)

5.	The second sentence states that the Fund will utilize a portion of the net proceeds of the offering to pay in full all amounts outstanding under the CP Notes. Please identify the approximate amount that will be used to retire the CP notes and state the interest rate and maturity of the CP Notes. See Item 7.1 of Form N-2 and Instruction 2 thereto.

Response:

We have added the interest rate and maturity information required by Item 7.1 of Form N-2 and Instruction 2 thereto.

STATEMENT OF ADDITIONAL INFORMATION

Investment Policies, Techniques and Restrictions – Fundamental Investment Restrictions (Page 2)

6.	Please describe the Fund’s fundamental investment restriction relating to the concentration of its investments in a single industry or group of related industries. See Section 8(b)(1)(E) of the Investment Company Act.

Response:

We have added the following as the second paragraph under the heading “Fundamental Investment Restrictions”:

“In normal market conditions, at least 25% of the Fund’s total assets must be invested in Utility Income Securities. For this purpose, Utility Income Securities are defined as debt securities and preferred stocks issued by or on behalf of entities engaged in:

(1)	the production, transmission or distribution of electric energy;

(2)	the production, transmission or distribution of natural gas;

Mr. John M. Ganley

Securities and Exchange Commission

October 17, 2006

(3)	the provision of telephone, mobile communication and other telecommunications services; or

(4)	the provision of other utility or utility related goods or services, including entities engaged in solid waste electric generation or in cogeneration, entities engaged in the provision of waste disposal systems, independent power producers and non-utility generators.”

Additional Information (Page 35)

7.	The penultimate sentence states that information regarding the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Please revise this sentence to reflect that the telephone number has been changed to (202) 551-8090.

Response:

We have revised the telephone number to read (202) 551-8090.

GENERAL COMMENTS

8.	Where a comment is made in one location, it is applicable to all similar disclosure appearing elsewhere in the registration statement.

Response:

We have endeavored to make conforming changes throughout the registration statement.

9.	We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any pre-effective amendments.

Response:

The Amended Registration Statement includes all of the exhibits that were not included in the original filing.

10.	If you intend to omit certain information from the form of prospectus included with the registration statement that is declared effective in reliance on Rule 430A under the Securities Act, please identify the omitted information to us supplementally, preferably before filing the final pre-effective amendment.

Mr. John M. Ganley

Securities and Exchange Commission

October 17, 2006

Response:

We supplementally advise that the Fund intends to omit the following information from the form of prospectus included with the registration statement that is declared effective, in reliance on Rule 430A under the Securities Act: the public offering price, underwriting syndicate (including any material relationships between the registrant and underwriters not named therein), underwriting discounts or commissions, discounts or commissions to dealers, amount of proceeds and other items dependent upon the offering price, delivery dates, and terms of the securities dependent upon the offering date (including, without limitation, the date of original issue, initial auction date, initial dividend payment date, subsequent auction date and subsequent dividend payment date for each series of Auction Market Preferred Shares). Such information will be contained in a form of prospectus filed with the Commission pursuant to Rule 497(h) under the Securities Act.

11.	Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response:

We supplementally advise that the Fund has not submitted and does not intend to submit an exemptive application or no-action request in connection with the Registration Statement.

12.	Response to this letter should be in the form of a pre-effective amendment filed pursuant to Rule 472 under the Securities Act. We note that no cover letter was submitted along with the initial registration statement. We expect that the pre-effective amendment will include a supplemental letter describing each of the changes made in response to this letter. Where no change will be made in the filing in response to a comment, please indicate this fact in this supplemental letter and briefly state the basis for your position.

Response:

The Fund respectfully states that the August 29, 2006 EDGAR submission of the initial registration statement did include a cover letter from the undersigned (tagged as file type “COVER”). If in fact, the cover letter was not transmitted to the Commission, the Fund would appreciate the Staff’s reconfirming that fact so that the Fund can follow up with the filing agent to determine why such an omission occurred.

As requested, this supplemental letter is being filed with the Amended Registration Statement.

13.	We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information

Mr. John M. Ganley

Securities and Exchange Commission

October 17, 2006

investors require for an informed decision. Since the Fund and its management are in possession of all facts relating to the Fund’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response:

The Fund advises supplementally that all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff are cognizant of their responsibility to provide all information investors require for an informed decision, and that the Fund and its management are cognizant of their responsibility for the accuracy and adequacy of the disclosures they have made.

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Any questions regarding the above responses or the Amended Registration Statement should be directed to either Lawrence R. Hamilton at (312) 701-7055 or John Sagan at (312) 701-7123.

Thank you for your attention to this filing.

Very truly yours,

/s/    Lawrence R. Hamilton

Lawrence R. Hamilton

cc:    Nathan I. Partain